1933 Act File No. 033-20673
1940 Act File No. 811-05514

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 2021

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 160	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 161	[X]

(Check appropriate box or boxes)

WILMINGTON FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1100 North Market Street, 9th floor
Wilmington, Delaware 19890
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (800) 836-2211

Send Copies of Communications to:	With a copy to:
John McDonnell	Alison Fuller, Esq.
Wilmington Funds Management Corporation	Stradley Ronon Stevens & Young, LLP
1100 North Market Street, 9th floor	2000 K Street, N.W. Suite 700
Wilmington, Delaware 19890	Washington, DC 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	On November 19, 2021 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment Nos. 160/161 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, and incorporates by reference the Parts A, B and C of Post-Effective Amendment Nos. 159/160 (“PEA 159/160”).  This Amendment is being filed for the sole purpose of delaying the effectiveness of PEA 159/160 until November 19, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 160/161 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and State of New York, on this 15th day of November, 2021.

WILMINGTON FUNDS

By:       /s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
November 15, 2021

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	November 15, 2021

Nicholas A. Giordano*	Chairman of the Board and Trustee

/s/ Christopher W. Roleke Christopher W. Roleke	Chief Executive Officer
(Principal Executive Officer)

/s/ Arthur W. Jasion Arthur W. Jasion	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Dominick D’Eramo*	President and Trustee

Donald E. Foley*	Trustee

Gregory P. Chandler*	Trustee

Robert H. Arnold*	Trustee

Valerie J. Sill*	Trustee

___________________________
* By Power of Attorney

EXHIBIT INDEX

There are no exhibits to be filed with this Registration Statement.